Operating Lease and Asset Retirement Obligations - Future Minimum Lease Payments Required Under Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013
Schedule of Operating Leases [Line Items]
2014	$ 6,127
2015	3,878
2016	2,589
2017	2,001
2018	1,611
Minimum lease payments	$ 16,206